Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000235244_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%
C000235244_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.26%
C000230605_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%
C000230605_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%
C000235243_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%
C000235243_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.26%
C000230603_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%
C000230603_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%
C000230602_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%
C000230602_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%
C000244837_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.01%
C000244837_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.66%
C000244837_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.29%
C000244833_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.54%
C000244833_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.31%
C000244833_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.90%
C000244835_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
C000244835_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%
C000244835_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.51%
C000244836_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.01%
C000244836_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.66%
C000244836_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.29%
C000244838_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
C000244838_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%
C000244838_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.06%
C000244834_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
C000244834_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%
C000244834_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.06%
C000253741_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
C000253741_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.04%
C000253742_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	43.49%
C000253742_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.27%
C000235244_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.87%
C000235244_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.90%
C000235244_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%
C000235244_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%
C000230605_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.86%
C000230605_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.91%)
C000230605_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.16%
C000230605_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.55%)
C000235243_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%
C000235243_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%
C000235243_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%
C000235243_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%
C000230603_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	36.36%
C000230603_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%
C000230603_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	37.06%
C000230603_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%
C000230602_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	58.80%
C000230602_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.52%
C000230602_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	59.00%
C000230602_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.03%
C000244837_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.16%
C000244837_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.76%
C000244837_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.45%
C000244837_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.09%
C000244837_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.17%
C000244837_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.52%
C000244833_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.28%
C000244833_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.88%
C000244833_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.53%
C000244835_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.70%
C000244835_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.66%
C000244835_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.67%
C000244836_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%
C000244836_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.89%
C000244836_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.00%
C000244836_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%
C000244836_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.71%
C000244836_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.58%
C000244838_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	52.23%
C000244838_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.69%
C000244838_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.28%
C000244838_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.78%
C000244838_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.98%
C000244838_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.62%
C000244834_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.27%
C000244834_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.89%
C000244834_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.34%
C000244834_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.63%
C000244834_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.50%
C000244834_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.00%
C000253741_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.20%
C000253741_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%
C000253742_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	51.23%
C000253742_NoLoadClassMember_2025-07-01_2026-06-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	40.23%